Manning  &  Napier  Insurance  Fund,  Inc.
Manning  &  Napier  Moderate  Growth  Portfolio
Manning  &  Napier  Growth  Portfolio
Manning  &  Napier  Maximum  Horizon  Portfolio
Manning  &  Napier  Small  Cap  Portfolio
Manning  &  Napier  Equity  Portfolio
Manning  &  Bond  Portfolio
Annual  Report
December  31,  1999

MANAGEMENT  DISCUSSION  AND  ANALYSIS  -  DECEMBER  31,  1999


DEAR  CONTRACT  OWNER:

1999 was a year of contrasts in the financial markets. There were two prominent characteristics of 1999's investment performance:

1.     It  was  one  of  the  worst  years  on  record for the bond market.  The
Long-Term  Treasury  Index  declined  more  than  9%.

2. Manning & Napier's equity performance improved greatly, outperforming another strong year for the S&P 500.

The Portfolios of the Manning & Napier Insurance Fund have different long-term objectives and their portfolios are constructed toward meeting those objectives. The Bond Portfolio felt the bond market's troubles in 1999. This was also true for the Moderate Growth Portfolio, which also has a significant weighting in bonds, although the effect of bonds on the performance of this Portfolio was mitigated somewhat by good equity performance over the year.

Our equities performed well in 1999 despite no help from value stocks, which slipped back after a promising rally in the second quarter. While it is good that we performed well despite the fact that value has yet to come around, what is important to note is we did not sacrifice the value, or price-conscious, aspect of our investment approach. To put this in perspective, 1999 was a year in which those companies projected to LOSE money over the year ahead outperformed those expected to have positive earnings. In this environment, certain prominent "value" funds have abandoned their disciplines to jump on the speculative bandwagon. We have not. Obviously, an investment emphasis on money-losing companies is not a sustainable strategy over time; in contrast, value investing has proven to be a winning strategy over the long run. In particular, price will always be a critical part of any responsible investment decision.

A variety of performance statistics is published every year, and the media broadcast the gaudiest. However, perhaps the most telling statistic we've seen about 1999's market is the price change of the median stock on the New York Stock Exchange: -4.4%. That's right -- the typical U.S. stock went DOWN last year, despite the impression given by composites that are skewed by capitalization weighting. While this made the investment environment challenging, it also explains why we have been able to continue to find opportunities in a market with so many prominent excesses -- when most stock prices are falling, they are bound to create some opportunities. Despite this, we remain cautious. The speculation concentrated in a few popular segments of the market is following the classic boom-and-bust pattern, and when speculation collapses, it can take the whole market with it before fundamentals start to take hold. With value investing overdue to resume market leadership and bond yields high on an absolute and inflation-adjusted basis, we do see good things ahead.

We  wish  you  all  the  best  in  the  new  year.

Sincerely,


MANNING  &  NAPIER  ADVISORS,  INC.

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999


OBJECTIVES-BASED  PORTFOLIOS  (MODERATE  GROWTH,  GROWTH,  MAXIMUM  HORIZON)

Bonds had a tough year in 1999, and the returns of the Moderate Growth and Growth Portfolios, which each hold substantial bond investments, reflect this. Fortunately, the effects of the downturn in bonds were limited to a certain extent by the success of our stock holdings over the course of the year. Bonds continue to play an important role in any investment portfolio over the longer-term given the consistency of their coupon payments and the importance of diversification. This is particularly true for investments like the Moderate Growth and Growth Portfolios, which place importance on dampening volatility.

As discussed in the letter in the front of this Annual Report, our stocks had an excellent year. However, we still believe that the U.S. stock market in general remains seriously overvalued. We have succeeded by maintaining our focus on stocks with lower valuations. Likewise, in an effort to provide protection from almost certain earnings disappointments being experienced broadly in the U.S., we have maintained a focus on companies with strong strategic positioning in their industry and/or industries near the bottom of their supply/demand cycle. Finally, the Portfolios have benefited from the inclusion of some selected international stocks.


Manning  &  Napier  Moderate  Growth  Portfolio



                               Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,406             4.06%       4.06%
Inception 1 $12,601            26.01%       7.57%




Lehman  Brothers  Intermediate  Bond  Index  4



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,039             0.39%       0.39%
Inception 1 $11,821            18.21%       5.42%




30-70  Blended  Index  5



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,637              6.37%      6.37%
Inception 1 $14,360             43.60%     12.10%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:






          Manning & Napier            Lehman Brothers
Date      Moderate Growth Portfolio  Intermediate Bond index 4  30-70 Blended Index 5
11/01/96  10,000                     10,000                     10,000
12/31/96  10,110                     10,067                     10,211
12/31/97  11,397                     10,859                     11,764
12/31/98  12,109                     11,775                     13,501
12/31/99  12,601                     11,821                     14,360





[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition
Moderate  Growth  Portfolio  -  As  of  12/31/99

Stocks  -  40.83%
Bonds  -  56.03%
Cash,  short-term  investments  and  liabilities,
  less  other  assets  -  3.14%

Please  see  Page  9  for  Footnotes

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999


OBJECTIVES-BASED  PORTFOLIOS  (MODERATE  GROWTH,  GROWTH,  MAXIMUM  HORIZON)

Manning  &  Napier  Growth  Portfolio



                               Total Return
Through     Growth of $10,000               Average
12/31/99    Investment         Cumulative  Annual
One Year    $11,274            12.74%      12.74%
Inception 1 $14,062            40.62%      11.36%




Lehman  Brothers  Intermediate  Bond  Index  4



                               Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,039             0.39%       0.39%
Inception 1 $11,821            18.21%       5.42%




50-50  Blended  Index  6



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,980              9.80%       9.80%
Inception 1 $16,332             63.32%      16.75%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Manning & Napier       Lehman Brothers
Date      Growth Portfolio  Intermediate Bond index 4  50-50 Blended Index 6
11/01/96  10,000            10,000                     10,000
12/31/96  10,250            10,067                     10,311
12/31/97  12,221            10,859                     12,495
12/31/98  12,474            10,844                     14,874
12/31/99  14,062            11,821                     16,332




[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition
Growth  Portfolio  -  As  of  12/31/99

Stocks  -  58.11%
Bonds  -  38.81%
Cash,  short-term  investments  and  liabilities,
 less  other  assets  -  3.08%

Please  see  Page  9  for  Footnotes

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999


OBJECTIVES-BASED  PORTFOLIOS  (MODERATE  GROWTH,  GROWTH,  MAXIMUM  HORIZON)

Manning  &  Napier  Maximum  Horizon  Portfolio



                                 Total Return
Through     Growth of $10,000               Average
12/31/99    Investment         Cumulative  Annual
One Year    $13,428            34.28%        34.28%
Inception 1 $18,017            80.17%        20.43%




Standard  &  Poor's  (S&P)  500  Total  Return  Index  3



                                 Total Return
Through     Growth of $10,000               Average
12/31/99    Investment         Cumulative  Annual
One Year    $12,104             21.04%      21.04%
Inception 1 $21,879            118.79%      28.15%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



            Manning & Napier        Standard & Poor's (S&P)
Date      Maximum Horizon Portfolio  500 Total Return Index 3
11/01/96  10,000                       10,000
12/31/96  10,440                       10,542
12/31/97  12,913                       14,057
12/31/98  13,418                       18,076
12/31/99  18,017                       21,879




[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition
Maximum  Horizon  Portfolio  -  As  of  12/31/99

Stocks  -  84.59%
Bonds  -  8.54%
Cash,  short-term  investments  and  liabilities,
 less  other  assets  -  6.87%

Please  see  Page  9  for  Footnotes

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999


SMALL  CAP  PORTFOLIO

The divergence between growth and value stocks in 1999 was particularly wide in the small cap sector. One of the main causes of the gap was the performance of technology stocks, which drove the growth category. Because few stocks in the technology sector currently meet our value-oriented criteria, the Series does not hold a large number of them. Our small weightings in technology and biotechnology stocks contributed positively to the Series' return over the year.


Manning  &  Napier  Small  Cap  Portfolio



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $10,860             8.60%       8.60%
Inception 1 $11,708            17.08%       5.11%




Standard  &  Poor's  (S&P)  500  Total  Return  Index  3



                                  Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year     $12,104            21.04%       21.04%
Inception 1  $21,879           118.79%       28.15%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Manning & Napier     Standard & Poor's (S&P)
Date      Small Cap Portfolio  500 Total Return Index 3
11/01/96  10,000                10,000
12/31/96  10,720                10,542
12/31/97  12,138                14,057
12/31/98  10,781                18,076
12/31/99  11,708                21,879




[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition  -  Small  Cap  Portfolio  -  As  of  12/31/99


Chemical  &  Allied  Products  -  14.61%
Communications  -  7.32%
Crude  Petroleum  &  Natural  Gas  -  8.53%
Glass  Products  -  3.33%
Industrial  &  Commercial  Machinery  -  4.08%
Paper  &  Allied  Products  -  4.81%
Primary  Metal  Industries  -  7.04%
Software  -  6.12%
Textile  Mill  Products  -  3.20%
Transportation  -  4.11%
Cash,  short-term  investments,  and
    liabilities,  less  other  assets  -  24.58%
Miscellaneous*  -  2.27%



*  Miscellaneous  includes:
Agricultural  Production
Apparel
Electronics  &  Electrical  Equipment
Food  &  Kindred  Products
Motion  Picture  Production
Refuse  Systems
Retail  -  Specialty  Stores
Rubber  &  Miscellaneous  Plastic  Products
Testing  Laboratories

Please  see  Page  9  for  Footnotes

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999



EQUITY  PORTFOLIO

The Equity Portfolio outpaced its benchmark, the S&P 500, in 1999, despite our avoidance of the narrow band of high-flying stocks that drove the stock market. We are still concerned about the general overvaluation of U.S. large cap and Internet stocks. Not only have stock prices risen much faster than the actual economic value of the corresponding companies, but also the growth in economic value has often been based more on one-time events rather than on the actual long-term performance of those companies. In response, we have continued to seek specific undervalued domestic stocks to improve the possibility of swift recovery in an otherwise tumultuous market environment. We also have looked toward strengthening foreign markets to provide a way to offset an overvalued domestic market.

Manning  &  Napier  Equity  Portfolio



                               Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year     $14,326             43.26%     43.26%
Inception 1  $19,052             90.52%     22.57%




Standard  &  Poor's  (S&P)  500  Total  Return  Index  3



                                Total Return
Through     Growth of $10,000               Average
12/31/99    Investment         Cumulative  Annual
One Year    $12,104             21.04%      21.04%
Inception 1 $21,879            118.79%      28.15%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Manning & Napier   Standard & Poor's (S&P)
Date      Equity Portfolio  500 Total Return Index 3
11/01/96  10,000            10,000
12/31/96  10,560            10,542
12/31/97  12,826            14,057
12/31/98  13,299            18,076
12/31/99  19,052            21,879




[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition  -  Equity  Portfolio  -  as  of  12/31/99

Portfolio  Composition  pie  chart
Chemical  &  Allied  Products  -  19.69%
Crude  Petroleum  &  Natural  Gas  -  8.47%
Food  &  Kindred  Products  -  11.84%
Industrial  &  Commercial  Machinery  -  4.04%
Paper  &  Allied  Products  -  13.69%
Software  -  10.85%
Technical  Instruments  &  Supplies  -  5.39%
Telecommunication  Services  -  5.23%
Transportation  -  5.92%
Miscellaneous*  -  14.88%



*  Miscellaneous  includes:
Business  Services
Investors
Nursing  Facilities
Motion  Picture  Production
Primary  Metal  Industries
Cash, short-term investments, and liabilities, less other assets

Please  see  Page  9  for  Footnotes

PERFORMANCE  UPDATE  AS  OF  DECEMBER  31,  1999


BOND  PORTFOLIO

As discussed above, bonds of all types fared poorly in 1999, and the Bond Portfolio was not immune from this. The three main factors behind the falling bond prices were rising "real" interest rates (interest rates adjusted for inflation) due to unexpectedly strong economic growth, rising inflationary fears, and an increase in the value of the yen relative to the dollar. Economic growth has been strong for several years now, and we feel it is more likely to moderate than to accelerate further. A tight labor market and rising energy prices drove the markets' inflation fears. While this is somewhat justified, strong productivity gains and greater competition should continue to contain inflation. As for the dollar-yen relationship, it is much more of a strong yen story rather than a weak dollar story. That is verified by the dollar's continued strength relative to the euro. Given current yields, and given a benign inflation outlook over the longer term, any moderation in the rate of economic growth should lead longer-term bonds to once again provide solid risk-adjusted returns.


Manning  &  Napier  Bond  Portfolio



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $ 9,666             -3.34%       -3.34%
Inception 1 $11,570             15.70%        4.71%




Merrill  Lynch  Corporate/Government  Bond  Index  2



                                Total Return
Through     Growth of $10,000              Average
12/31/99    Investment         Cumulative  Annual
One Year    $ 9,795             -2.05%       -2.05%
Inception 1 $11,866             18.66%        5.55%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:



          Manning & Napier  Merrill Lynch Corporate/
Date       Bond Portfolio   Government Bond Index 2
11/01/96            10,000                    10,000
12/31/96             9,940                    10,076
12/31/97            10,915                    11,061
12/31/98            11,969                    12,115
12/31/99            11,570                    11,866




[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:


Effective  Maturity  -  Bond  Portfolio  -  As  of  12/31/99

Less  than  1  Year  -  13%
1  -  3  Years  -  20%
3  -  5  Years  -6%
5  -10  Years  -  36%
Over  10  Years  -  25%


[graphic]
[pie  chart]

Data  for  pie  chart  to  follow:

Portfolio  Composition  -  Bond  Portfolio  -  As  of  12/31/99

U.S.  Treasury  Securities  -  50.62%
U.S.  Government  Agencies  -  49.00%
Cash, short-term investments, and liabilities, less other assets - 0.38%

Please  see  Page  9  for  Footnotes

FOOTNOTES  TO  PERFORMANCE  UPDATE

1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,731 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Portfolio returns, do not reflect any fees or expenses.


3 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

4 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,858 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

5 The 30-70 Blended Index is 30% S&P 500 Total Return Index (see note 3) and 70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

6 The 50-50 Blended Index is 50% S&P 500 Total Return Index (see note 3) and 50% Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 7,520 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999




                                                                   VALUE
Manning & Napier Moderate Growth Portfolio               SHARES  (NOTE 2)
-------------------------------------------------------  ------  ---------
COMMON STOCK - 40.83%
APPAREL - 1.98%
Adidas-Salomon AG (Germany) (Note 7). . . . . . . . . .      75  $  5,644
                                                                 ---------

BUSINESS SERVICES - 1.78%
National Data Corp. . . . . . . . . . . . . . . . . . .     150     5,091
                                                                 ---------

CHEMICAL & ALLIED PRODUCTS - 6.40%
     BIOLOGICAL PRODUCTS - 1.32%
     Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .     125     3,758
                                                                 ---------

     PHARMACEUTICAL PREPARATIONS - 2.58%
     Mylan Laboratories, Inc. . . . . . . . . . . . . .     150     3,778
     Teva Pharmaceutical Industries Ltd. - ADR (Note 7)      50     3,584
                                                                 ---------
                                                                    7,362
                                                                 ---------

     PLASTIC MATERIALS - 2.50%
     Eastman Chemical Co. . . . . . . . . . . . . . . .     150     7,153
                                                                 ---------
                                                                   18,273
                                                                 ---------

CRUDE PETROLEUM & NATURAL GAS - 5.14%
Gulf Canada Resources Ltd. - ADR * (Note7). . . . . . .   1,500     5,063
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7) . .     375     9,618
                                                                 ---------
                                                                   14,681
                                                                 ---------

ELECTRIC SERVICES - 2.21%
Cinergy Corp. . . . . . . . . . . . . . . . . . . . . .      50     1,206
Conectiv, Inc.. . . . . . . . . . . . . . . . . . . . .     100     1,681
PP&L Resources, Inc.. . . . . . . . . . . . . . . . . .      75     1,716
Potomac Electric Power Co.. . . . . . . . . . . . . . .      75     1,720
                                                                 ---------
                                                                    6,323
                                                                 ---------

FOOD & KINDRED PRODUCTS - 6.36%
Bestfoods . . . . . . . . . . . . . . . . . . . . . . .      75     3,942
Diageo plc - ADR (Note 7) . . . . . . . . . . . . . . .     100     3,200
H.J. Heinz Co.. . . . . . . . . . . . . . . . . . . . .     125     4,977
Unilever plc - ADR (Note 7) . . . . . . . . . . . . . .     199     6,032
                                                                 ---------
                                                                   18,151
                                                                 ---------

INVESTORS - 1.83%
Reed International plc - ADR (Note 7) . . . . . . . . .     175     5,228
                                                                 ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.00%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . .     150     3,159
Compaq Computer Corp. . . . . . . . . . . . . . . . . .     200     5,412
                                                                 ---------
                                                                    8,571
                                                                 ---------

MOTION PICTURE PRODUCTION - 1.17%
News Corp Ltd. - ADR (Note 7) . . . . . . . . . . . . .     100     3,344
                                                                 ---------

PAPER & ALLIED PRODUCTS - 1.48%
International Paper Co. . . . . . . . . . . . . . . . .      75     4,233
                                                                 ---------

PRIMARY METAL INDUSTRY - 1.18%
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . .      50     3,356
                                                                 ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.32%
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . .     100     6,625
                                                                 ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999





                                                         PRINCIPAL
                                                          AMOUNT/      VALUE
Manning & Napier Moderate Growth Portfolio (continued)    SHARES     (NOTE 2)
------------------------------------------------------  -----------  ---------
TELECOMMUNICATION SERVICES - 1.13%
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR PFD (Note 7)                           . . . .          25   $  3,213
                                                                     ---------


TRANSPORTATION- RAILROAD - 4.85%
Burlington Northern Santa Fe Corp. . . . . . . . . . .         300      7,275
Canadian National Railway Co. - ADR (Note 7) . . . . .         250      6,578
                                                                     ---------
                                                                       13,853
                                                                     ---------

TOTAL COMMON STOCK
(Identified Cost $111,217) . . . . . . . . . . . . . .                116,586
                                                                     ---------

U.S. TREASURY SECURITIES - 37.71%

U.S. TREASURY BONDS - 17.40%

U.S. Treasury Bond, 6.250%, 8/15/2023. . . . . . . . .  $   30,000     28,294
U.S. Treasury Bond, 6.875%, 8/15/2025. . . . . . . . .      21,000     21,381
                                                                     ---------

    TOTAL U.S. TREASURY BONDS
    (Identified Cost $51,044). . . . . . . . . . . . .                 49,675
                                                                     ---------

U.S. TREASURY NOTES - 20.31%
U.S. Treasury Note, 5.875%, 9/30/2002. . . . . . . . .       5,000      4,947
U.S. Treasury Note, 5.500%, 3/31/2003. . . . . . . . .      19,000     18,525
U.S. Treasury Note, 6.000%, 8/15/2004. . . . . . . . .      30,000     29,531
U.S. Treasury Note, 6.500%, 10/15/2006 . . . . . . . .       5,000      4,986
                                                                     ---------

    TOTAL U.S. TREASURY NOTES
    (Identified Cost $59,423). . . . . . . . . . . . .                 57,989
                                                                     ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $110,467) . . . . . . . . . . . . . .                107,664
                                                                     ---------

U.S. GOVERNMENT AGENCIES - 18.32%

Federal Home Loan Mortgage Corporation Note , 5.500%,
     5/15/2002                                                 30,000   29,261
Federal National Mortgage Association Note , 5.750%,
     4/15/2003                                                 10,000    9,709
Federal National Mortgage Association Bond, 6.250%,
     5/15/2029                                                 15,000   13,332
                                                                     ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $53,289). . . . . . . . . . . . . . .                 52,302
                                                                     ---------

SHORT-TERM INVESTMENTS - 4.04%
Dreyfus Treasury Cash Management Fund. . . . . . . . .       1,932      1,932
U.S. Treasury Bill, 10/12/2000 . . . . . . . . . . . .      10,000      9,590
                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,522). . . . . . . . . . . . . . .                 11,522
                                                                     ---------

TOTAL INVESTMENTS - 100.90%
(Identified Cost $286,495) . . . . . . . . . . . . . .                288,074

LIABILITIES, LESS OTHER ASSETS - (0.90)% . . . . . . .                 (2,566)
                                                                     ---------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . .               $285,508
                                                                     =========






*Non-income  producing  security



FEDERAL TAX INFORMATION:

At December 31, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $286,495 was as follows:

Unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  12,216
Unrealized depreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   ((10,637)
                                                                                    ----------

UNREALIZED APPRECIATION - NET. . . . . . . . . . . . . . . . . . . . . . . . . . .  $   1,579
                                                                                    ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999



                                                        VALUE
Manning & Napier Growth Portfolio               SHARES  (NOTE 2)
----------------------------------------------  ------  ---------
COMMON STOCK - 58.11%
APPAREL - 2.15%
    Adidas-Salomon AG (Germany) (Note 7) . . .     150  $ 11,288
                                                        ---------

BUSINESS SERVICES - 2.10%
    National Data Corp.. . . . . . . . . . . .     325    11,030
                                                        ---------

CHEMICAL & ALLIED PRODUCTS - 9.32%
    BIOLOGICAL PRODUCTS - 2.00%
    Sigma-Aldrich Corp.. . . . . . . . . . . .     350    10,522
                                                        ---------

    PHARMACEUTICAL PREPARATIONS - 4.59%
    Mylan Laboratories, Inc. . . . . . . . . .     600    15,113
    Teva Pharmaceutical Industries Ltd. - ADR
    (Note 7) . . . . . . . . . . . . . . . . .     125     8,961
                                                        ---------
                                                          24,074
                                                        ---------

    PLASTIC MATERIALS - 2.73%
    Eastman Chemical Co. . . . . . . . . . . .     300    14,306
                                                        ---------
                                                          48,902
                                                        ---------

CRUDE PETROLEUM & NATURAL GAS - 10.84%
    Gulf Canada Resources Ltd. - ADR* (Note 7)   2,800     9,450
    Noble Affiliates, Inc. . . . . . . . . . .     150     3,216
    Petroleo Brasileiro S.A. (Petrobras) -
       ADR (Note 7). . . . . . . . . . . . . .   1,725    44,243
                                                        ---------
                                                          56,909
                                                        ---------

ELECTRIC SERVICES - 1.81%
    Cinergy Corp.. . . . . . . . . . . . . . .     100     2,412
    Conectiv, Inc. . . . . . . . . . . . . . .     150     2,522
    PP&L Resources, Inc. . . . . . . . . . . .     100     2,288
    Potomac Electric Power Co. . . . . . . . .     100     2,294
                                                        ---------
                                                           9,516
                                                        ---------

FOOD & KINDRED PRODUCTS - 8.38%
   Bestfoods . . . . . . . . . . . . . . . . .     200    10,512
   Diageo plc - ADR (Note 7) . . . . . . . . .     250     8,000
   H.J. Heinz Co.. . . . . . . . . . . . . . .     250     9,953
   Unilever plc - ADR (Note 7) . . . . . . . .     312    15,520
                                                        ---------
                                                          43,985
                                                        ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.92%
    Baker Hughes, Inc. . . . . . . . . . . . .     400     8,425
    Compaq Computer Corp.. . . . . . . . . . .     450    12,178
                                                20,603
                                                ------

INVESTORS - 1.99%
    Reed International plc - ADR (note 7). . .     350    10,456
                                                        ---------

MOTION PICTURE PRODUCTION - 2.55%
    News Corp Ltd. - ADR (Note 7). . . . . . .     400    13,375
                                                        ---------

PAPER & ALLIED PRODUCTS - 3.40%
    Aracruz Celulose SA - ADR (Note 7) . . . .     250     6,562
    International Paper Co.. . . . . . . . . .     200    11,287
                                                        ---------
                                                          17,849
                                                        ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999




                                                   SHARES/
                                                  PRINCIPAL     VALUE
Manning & Napier Growth Portfolio (continued)      AMOUNT     (NOTE 2)
-----------------------------------------------  -----------  ---------
PRIMARY METAL INDUSTRY - 1.28%
Phelps Dodge Corp                                    100       $6,713
                                                              ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 3.47%
Eastman Kodak Co.                                    275       18,219
                                                              ---------

TELECOMMUNICATION SERVICES - 1.59%
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR  PFD (Note 7)                                    65         8,353
                                                              ---------

TRANSPORTATION  - RAILWAY - 5.31%
Burlington Northern Santa Fe Corp.                   500       12,125
Canadian National Railway Co. - ADR (Note 7)         600       15,787
                                                               27,912
                                                              ---------

TOTAL COMMON STOCK
(Identified Cost $287,346)                                    305,110
                                                              ---------

U.S. TREASURY SECURITIES - 31.19%

U.S. TREASURY BONDS - 17.04%
U.S. Treasury Bond, 6.875%, 8/15/2025              $40,000     40,725
U.S. Treasury Bond, 6.50%, 11/15/2026              50,000      48,734
                                                              ---------

TOTAL U.S. TREASURY BONDS
(Identified Cost $97,081)                                      89,459
                                                              ---------

U.S. TREASURY NOTES - 14.15%
U.S. Treasury Note, 4.25%, 11/15/2003
(Identified Cost $76,772)                          80,000      74,300
                                                              ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $173,853)                                    163,759
                                                              ---------

U.S GOVERNMENT AGENCIES - 7.62%
Federal National Mortgage Association Bond,
6.25%, 5/15/2029 (Identified Cost $40,303)         45,000      39,995
                                                              ---------


SHORT-TERM INVESTMENTS - 3.42%
Dreyfus Treasury Cash Management Fund
(Identified Cost $17,974)                          17,974      17,974
                                                              ---------

TOTAL INVESTMENTS - 100.34%
(Identified Cost $519,476)                                    526,838

LIABILITIES, LESS OTHER ASSETS - (0.34)%                      (1,790)
                                                              ---------

NET ASSETS - 100%                                            $525,048
                                                             ===========



*Non-income  producing  security

Federal  Tax  Information:

At December 31, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $520,095 was as follows:



Unrealized appreciation . . .  $ 35,213

Unrealized depreciation . . .   (28,470)
                               ---------

UNREALIZED APPRECIATION - NET  $  6,743
                               =========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999



                                                               VALUE
Manning & Napier Maximum Horizon Portfolio            SHARES  (NOTE 2)
----------------------------------------------------  ------  ---------
COMMON STOCK -84.59%
APPAREL - 2.47%
Adidas Solomon AG (Germany) (Note 7)                    75     $5,644
                                                              ---------

BUSINESS SERVICES - 2.97%
National Data Corp.                                    200      6,787
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 15.36%
BIOLOGICAL PRODUCTS - 2.64%
Sigma-Aldrich Corp.                                    200      6,012
                                                              ---------

PHARMACEUTICAL PREPARATIONS - 9.59%
Celltech Chiroscience plc* (United Kingdom) (Note 7)   900      7,704
Mylan Laboratories, Inc.                               350      8,816
Teva Pharmaceutical Industries Ltd. - ADR (Note 7)      75      5,377
                                                              ---------
                                                                21,897
                                                              ---------
PLASTIC MATERIALS - 3.13%
Eastman Chemical Co.                                   150      7,153
                                                              ---------
                                                               35,062
                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 8.46%
Gulf Canada Resources Ltd. - ADR* (Note 7)            1,000     3,375
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)    500     12,824
Schlumberger Ltd.                                       50      2,813
Transocean Sedco Forex, Inc.                             9        303
                                                              ---------
                                                               19,315
                                                              ---------

ELECTRIC SERVICES- 3.07%
Cinergy Corp                                           100      2,412
PP&L Resources, Inc                                    100      2,288
POTOMAC ELECTRIC POWER CO.                             100      2,294
                                                              ---------
                                                                6,994
                                                              ---------

FOOD & KINDRED PRODUCTS - 11.70%
Allied Domecq plc - ADR (Note 7)                       200        981
Bestfoods                                              150      7,884
Diageo plc-ADR (Note 7)                                150      4,800
H.J. Heinz Co.                                         150      5,972
Unilever plc - ADR (Note 7)                            233      7,063
                                                              ---------
                                                               26,700
                                                              ---------

INDUSTRIAL & COMMERCIAL  MACHINERY - 4.22%
Baker Hughes, Inc.                                     200      4,212
Compaq Computer Corp.                                  200      5,412
                                                              ---------
                                                                9,624
                                                              ---------

INVESTORS - 1.96%
Reed International plc - ADR (Note 7)                  150      4,481
                                                              ---------

MOTION PICTURE PRODUCTION - 2.93%
News Corp Ltd. ADR (Note 7)                            200      6,688
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999




                                                          SHARES/
                                                         PRINCIPAL     VALUE
Manning & Napier Maximum Horizon Portfolio (continued)    AMOUNT     (NOTE 2)
------------------------------------------------------  -----------  ---------
PAPER & ALLIED PRODUCTS - 11.20%
Aracruz Celulose S.A. - ADR (Note 7)                        300       $7,875
Fort James Corp.                                            150        4,106
International Paper Co.                                     125        7,055
Kimberly-Clark Corp.                                        100        6,525
                                                                     ---------
                                                                      25,561
                                                                     ---------

PRIMARY METAL INDUSTRIES - 4.27%
Phelps Dodge Corp.                                          50         3,356
Texas Industries, Inc.                                      150        6,384
                                                                     ---------
                                                                       9,740
                                                                     ---------

SOFTWARE - 3.07%
Computer Associates International, Inc.                     100        6,994
                                                                     ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.35%
Eastman Kodak Co.                                           150        9,938
                                                                     ---------

TELECOMMUNICATION SERVICES - 4.71%
Aliant,  Inc. (Canada) (Note 7)                             250        4,321
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR PFD (Note 7)                                            50         6,425
                                                                     ---------
                                                                      10,746
                                                                     ---------

TRANSPORTATION- RAILROAD - 3.85%
Burlington Northern Santa Fe Corp.                          200        4,850
Canadian National Railway Co. - ADR (Note 7)                150        3,947
                                                                     ---------
                                                                       8,797
                                                                     ---------

TOTAL COMMON STOCK
(Identified Cost $180,824)                                           193,071
                                                                     ---------

U.S. TREASURY SECURITIES- 8.54%
U.S. Treasury Bond, 6.50%, 11/15/2026
(Identified Cost $20,633)                                 $20,000     19,494
                                                                     ---------

SHORT-TERM INVESTMENTS - 8.93%
U.S. Treasury Bill, 01/13/2000                            15,000      14,974
Dreyfus Treasury Cash Management Fund                      5,402       5,402
                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,376)                                             20,376
                                                                     ---------

TOTAL INVESTMENTS - 102.06%
(Identified Cost $221,833)                                           232,941

LIABILITIES, LESS OTHER ASSETS - (2.06)%                              (4.698)
                                                                     ---------

NET ASSETS - 100%                                                    $228,243
                                                                     =========




*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At December 31, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $225,054 was as follows:



Unrealized appreciation . . .  $ 19,323
Unrealized depreciation . . .   (12,336)
                               ---------

UNREALIZED APPRECIATION - NET  $  6,987
                               =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999




                                                          VALUE
Manning & Napier Small Cap Portfolio             SHARES  (NOTE 2)
-----------------------------------------------  ------  ---------
COMMON STOCK - 75.42%
AGRICULTURAL PRODUCTION - 1.26%
Sylvan, Inc.* . . . . . . . . . . . . . . . . .     225  $  1,912
                                                         ---------

APPAREL - 0.57%
Novel Denim Holdings Ltd.* (Note 7) . . . . . .     200       856
                                                         ---------

CHEMICAL & ALLIED PRODUCTS - 14.61%
Agrium, Inc. (Note 7) . . . . . . . . . . . . .     250     1,969
Cypress Bioscience, Inc.* . . . . . . . . . . .   1,400     2,538
Mississippi Chemical Corp.. . . . . . . . . . .     375     2,320
PathoGenesis Corp.* . . . . . . . . . . . . . .     300     6,431
Orion-Yhtyma Oyj- B Shares (Finland) (Note 7) .     380     8,828
                                                         ---------
                                                           22,086
                                                         ---------
COMMUNICATIONS - 7.32%
Grupo Radio Centro S.A. de C.V. - ADR (Note 7).     775     6,491
Sinclair Broadcast Group, Inc.* . . . . . . . .     375     4,576
                                                         ---------
                                                           11,067
                                                         ---------

CRUDE PETROLEUM & NATURAL GAS - 8.53%
Gulf Canada Resources Ltd. - ADR* (Note 7). . .   3,000    10,125
Stolt Comex Seaway S.A.* (Note 7) . . . . . . .     250     2,766
                                                         ---------
                                                           12,891
                                                         ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 1.50%
The Carbide/Graphite Group, Inc.* . . . . . . .     350     2,275
                                                         ---------

FOOD & KINDRED PRODUCTS - 1.05%
Flowers Industries, Inc.. . . . . . . . . . . .     100     1,593
                                                         ---------

GLASS PRODUCTS - 3.33%
Libbey, Inc.. . . . . . . . . . . . . . . . . .     175     5,031
                                                         ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 4.08%
NN Ball & Roller, Inc.. . . . . . . . . . . . .     850     6,162
                                                         ---------

MOTION PICTURE PRODUCTION - 1.78%
Alliance Atlantis Communications
    Corp. * (Canada)(Note 7). . . . . . . . . .     325     2,696
                                                         ---------

PAPER & ALLIED PRODUCTS - 4.81%
Smurfit-Stone Container Corp.*. . . . . . . . .     297     7,277
                                                         ---------

PRIMARY METAL INDUSTRIES - 7.04%
Intermet Corp.. . . . . . . . . . . . . . . . .     275     3,197
Texas Industries, Inc.. . . . . . . . . . . . .     175     7,448
                                                         ---------
                                                           10,645
                                                         ---------

REFUSE SYSTEMS - 1.11%
Newpark Resources, Inc.*. . . . . . . . . . . .     275     1,684
                                                         ---------

RETAIL - SPECIALTY STORES - 1.45%
Hancock Fabrics, Inc. . . . . . . . . . . . . .     300       937
Syms Corp.* . . . . . . . . . . . . . . . . . .     250     1,250
                                                         ---------
                                                            2,187
                                                         ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 2.33%
Applied Extrusion Technologies, Inc.. . . . . .     575     3,522
                                                         ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999





                                                    SHARES/
                                                   PRINCIPAL     VALUE
Manning & Napier Small Cap Portfolio (continued)    AMOUNT     (NOTE 2)
------------------------------------------------  -----------  ---------
SOFTWARE - 6.12%
J. D. Edwards & Co.* . . . . . . . . . . . . . .         225   $  6,722
MAPICS, Inc.*. . . . . . . . . . . . . . . . . .         200      2,525
                                                               ---------
                                                                  9,247
                                                               ---------

TESTING LABORATORIES - 1.22%
 Paradigm Geophysical Ltd.* (Note 7) . . . . . .         375      1,840
                                                               ---------

TEXTILE MILL PRODUCTS - 3.20%
Albany International Corp. - Class A . . . . . .         312      4,836
                                                               ---------

TRANSPORTATION - 4.11%
Genesee & Wyoming, Inc.* . . . . . . . . . . . .         250      3,219
Trico Marine Services, Inc.* . . . . . . . . . .         425      3,002
                                                               ---------
                                                                  6,221
                                                               ---------
TOTAL COMMON STOCK
  (Identified Cost $124,760) . . . . . . . . . .                114,030
                                                               ---------


SHORT-TERM INVESTMENTS - 29.11%
Dreyfus Treasury Cash Management Fund. . . . . .       7,069      7,069
Federal National Mortgage Association Discount
   Note, 1/20/2000 . . . . . . . . . . . . . . .  $   10,000      9,970
U.S. Treasury Bill, 1/6/2000 . . . . . . . . . .      27,000     26,981
                                                               ---------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $44,020) . . . . . . . . . . .                 44,020
                                                               ---------

TOTAL INVESTMENTS - 104.53%
   (Identified Cost $168,780). . . . . . . . . .                158,050

LIABILITIES, LESS OTHER ASSETS - (4.53)% . . . .                 (6,856)
                                                               ---------

NET ASSETS - 100%. . . . . . . . . . . . . . . .               $151,194
                                                               =========




*  Non-income  producing  security



FEDERAL TAX INFORMATION:

At December 31, 1999, the net unrealized depreciation based on identified cost for federal  income tax purposes of $168,780 was as follows:
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . .  $  17,132
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . .    (27,862)
                                                                           ----------

UNREALIZED DEPRECIATION - NET . . . . . . . . . . . . . . . . . . . . . .   ($10,730)
                                                                           ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999




                                                              VALUE
Manning & Napier Equity Portfolio                     SHARES  (NOTE 2)
----------------------------------------------------  ------  ---------
COMMON STOCK - 97.96%
BUSINESS SERVICES - 2.76%
National Data Corp.. . . . . . . . . . . . . . . . .     200  $  6,788
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 19.69%
Celltech Chiroscience plc* (United Kingdom) (Note 7)     950     8,132
Eastman Chemical Co. . . . . . . . . . . . . . . . .     150     7,153
FMC Corp.. . . . . . . . . . . . . . . . . . . . . .     100     5,731
Mylan Laboratories, Inc. . . . . . . . . . . . . . .     475    11,964
Sigma-Aldrich Corp.. . . . . . . . . . . . . . . . .     275     8,267
Teva Pharmaceutical Industries Ltd. - ADR
  (Note 7) . . . . . . . . . . . . . . . . . . . . .     100     7,169
                                                              ---------
                                                                48,416
                                                              ---------

CRUDE PETROLEUM & NATURAL GAS - 8.47%
Gulf Canada Resources Ltd. - ADR* (Note 7) . . . . .   1,800     6,075
Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Note 7) . . . . . . . . . . . . . . . . . .     575    14,748
                                                              ---------
                                                                20,823
                                                              ---------

FOOD & KINDRED PRODUCTS - 11.84%
Bestfoods. . . . . . . . . . . . . . . . . . . . . .     200    10,512
Diageo plc - ADR (Note 7). . . . . . . . . . . . . .     150     4,800
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . .     150     5,972
Unilever plc - ADR (Note 7). . . . . . . . . . . . .     258     7,821
                                                              ---------
                                                                29,105
                                                              ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 4.04%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . .     150     3,159
Compaq Computer Corp.. . . . . . . . . . . . . . . .     250     6,766
                                                              ---------
                                                                 9,925
                                                              ---------

INVESTORS- 3.04%
Reed International plc - ADR (Note 7). . . . . . . .     250     7,469
                                                              ---------

MOTION PICTURE PRODUCTION - 3.40%
News Corp Ltd. - ADR (Note 7). . . . . . . . . . . .     250     8,359
                                                              ---------

NURSING FACILITIES -2.28%
Manor Care, Inc. * . . . . . . . . . . . . . . . . .     350     5,600
                                                              ---------

PAPER & ALLIED PRODUCTS - 13.69%
Aracruz Celulose S.A. - ADR (Note 7) . . . . . . . .     450    11,812
Fort James Corp. . . . . . . . . . . . . . . . . . .     250     6,844
International Paper Co.. . . . . . . . . . . . . . .     150     8,466
Kimberly-Clark Corp. . . . . . . . . . . . . . . . .     100     6,525
                                                              ---------
                                                                33,647
                                                              ---------

PRIMARY METAL INDUSTRIES -  1.36%
Phelps Dodge Corp. . . . . . . . . . . . . . . . . .      50     3,356
                                                              ---------

SOFTWARE - 10.85%
Computer Associates International, Inc.. . . . . . .     200    13,987
J. D. Edwards & Co.* . . . . . . . . . . . . . . . .     425    12,697
                                                              ---------
                                                                26,684
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999






                                                            VALUE
Manning & Napier Equity Portfolio (continued)     SHARES    (NOTE 2)
-----------------------------------------------  ---------  ---------
TECHNICAL INSTRUMENTS & SUPPLIES - 5.39%
Eastman Kodak Co.                                   200      $13,250
                                                            ---------

TELECOMMUNICATION SERVICES - 5.23%
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR  PFD (Note 7)                                   100      12,850
                                                            ---------

TRANSPORTATION  - RAILWAY - 5.92%
Burlington Northern Santa Fe Corp.                  275       6,669
Canadian National Railway Co. - ADR (Note 7)        300       7,894
                                                            ---------
                                                             14,563
                                                            ---------


TOTAL COMMON STOCK
(Identified Cost $207,301)                                  240,835
                                                            ---------

SHORT-TERM INVESTMENTS - 4.41%
Dreyfus Treasury Cash Management Fund
(Identified Cost $10,836)                         10,836     10,836
                                                            ---------

TOTAL INVESTMENTS - 102.37%
(Identified Cost $218,137)                                  251,671

LIABILITIES, LESS OTHER ASSETS - (2.37)%                     (5,816)
                                                            ---------

NET ASSETS - 100%                                           $245,855
                                                            =========




*Non-income  producing  security




FEDERAL  TAX  INFORMATION:

At December 31, 1999, the net unrealized appreciation based on identified cost for federal income tax purposes of $222,772 was as follows:



Unrealized appreciation . . .  $ 41,260

Unrealized depreciation . . .   (12,361)
                               ---------

UNREALIZED APPRECIATION - NET  $ 28,899
                               =========






The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  DECEMBER  31,  1999





                                                              PRINCIPAL       VALUE
Manning & Napier Bond Portfolio                             AMOUNT/SHARES   (NOTE 2)
---------------------------------------------------------  ---------------  ---------
U.S. TREASURY SECURITIES -  50.62%
U.S. Treasury Note, 4.50%, 9/30/2000. . . . . . . . . . .  $        4,000   $  3,956
U.S. Treasury Note, 4.75%, 2/15/2004. . . . . . . . . . .           5,000      4,717
U.S. Treasury Note, 6.50%, 10/15/2006 . . . . . . . . . .          30,000     29,916
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . . . . . . .          35,000     35,635
                                                                            ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $75,466) . . . . . . . . . . . . . . . .                     74,224
                                                                            ---------

U.S. GOVERNMENT AGENCIES - 49.00%
Federal Home Loan Bank Bond, 4.63%, 10/9/2001 . . . . . .          15,000     14,521
Federal Home Loan Mortgage Note, 5.125%, 10/5/2008. . . .          20,000     17,481
Federal National Mortgage Association Bond, 7.55%,
    4/22/2002                                                      15,000     15,294
Student Loan Marketing Association Note, 7.50%, 3/8/2000.          15,000     15,032
Tennessee Valley Authority Note, 5.00%, 12/18/2003. . . .           5,000      4,689
Tennessee Valley Authority Note, 6.375%, 6/15/2005. . . .           5,000      4,818
                                                                            ---------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $73,283) . . . . . . . . . . . . . . . .                     71,835
                                                                            ---------

SHORT-TERM INVESTMENTS - 2.76%
Dreyfus Treasury Cash Management Fund
(Identified Cost $4,047). . . . . . . . . . . . . . . . .           4,047      4,047
                                                                            ---------

TOTAL INVESTMENTS - 102.38%
(Identified Cost $152,796). . . . . . . . . . . . . . . .                    150,106

LIABILITIES, LESS OTHER ASSETS - (2.38)%. . . . . . . . .                     (3,494)
                                                                            ---------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . .                   $146,612
                                                                            =========






FEDERAL  TAX  INFORMATION:

At December 31, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $152,796 was as follows:





Unrealized appreciation . . .  $      0
Unrealized depreciation . . .    (2,690)
                               ---------

UNREALIZED DEPRECIATION - NET   ($2,690)
                               =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  &  LIABILITIES





                                      MANNING & NAPIER INSURANCE FUND, INC.
                                      --------------------------------------
                                                     Moderate                  Maximum
                                                      Growth                    Growth     Horizon     Small Cap     Equity
                                                    Portfolio                 Portfolio   Portfolio    Portfolio    Portfolio
                                      --------------------------------------  ----------  ----------  -----------  -----------
DECEMBER 31, 1999

ASSETS:
Investments in securities (Note 2):
     At identified cost. . . . . . .  $                              286,495  $  519,476  $  221,833  $  168,780   $  218,137
                                      ======================================  ==========  ==========  ===========  ===========
     At value. . . . . . . . . . . .  $                              288,074  $  526,838  $  232,941  $  158,050   $  251,671
Cash . . . . . . . . . . . . . . . .                                      --          --          --         339           --
Dividends receivable . . . . . . . .                                     213         530         318           7          375
Interest receivable. . . . . . . . .                                   2,765       2,264         168          --           --
Receivable for securities sold . . .                                   1,681       6,725          --          --           --
Receivable from investment advisor
  (Note 3) . . . . . . . . . . . . .                                  12,480       9,776      12,551      13,982       12,436
                                      --------------------------------------  ----------  ----------  -----------  -----------

TOTAL ASSETS . . . . . . . . . . . .                                 305,213     546,133     245,978     172,378      264,482
                                      --------------------------------------  ----------  ----------  -----------  -----------


LIABILITIES:

Accrued Directors' fees (Note 3) . .                                   9,484       9,484       9,484       9,484        9,484
Audit fee payable. . . . . . . . . .                                   2,815       2,815       2,815       2,815        2,815
Custodian fee payable. . . . . . . .                                     996       2,179       1,203         995        1,583
Legal fee. . . . . . . . . . . . . .                                   2,715       2,715       2,715       2,715        2,715
Payable for securities purchased . .                                   1,718       2,291          --       3,663           --
Other payables and accrued expenses.                                   1,977       1,601       1,518       1,512        2,030
                                      --------------------------------------  ----------  ----------  -----------  -----------

TOTAL LIABILITIES. . . . . . . . . .                                  19,705      21,085      17,735      21,184       18,627
                                      --------------------------------------  ----------  ----------  -----------  -----------

NET ASSETS . . . . . . . . . . . . .  $                              285,508  $  525,048  $  228,243  $  151,194   $  245,855
                                      ======================================  ==========  ==========  ===========  ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . .  $                                  275  $      418  $      184  $      169   $      178
Additional paid-in-capital . . . . .                                 275,421     495,708     183,732     160,236      187,287
Undistributed net investment income.                                   6,451      12,578       1,658       1,499         (934)
Accumulated net realized gain (loss)
on investments . . . . . . . . . . .                                   1,782       8,982      31,561          30       25,790
Net unrealized appreciation
    (depreciation) on investments. .                                   1,579       7,362      11,108     (10,730)      33,534
                                      --------------------------------------  ----------  ----------  -----------  -----------

TOTAL NET ASSETS . . . . . . . . . .  $                              285,508  $  525,048  $  228,243  $  151,194   $  245,855
                                      ======================================  ==========  ==========  ===========  ===========

SHARES OUTSTANDING . . . . . . . . .                                  27,502      41,764      18,374      16,873       17,768
                                      ======================================  ==========  ==========  ===========  ===========

NET ASSET VALUE PER SHARE. . . . . .  $                                10.38  $    12.57  $    12.42  $     8.96   $    13.84
                                      ======================================  ==========  ==========  ===========  ===========









                                         Bond
                                       Portfolio
                                      -----------
DECEMBER 31, 1999

ASSETS:
Investments in securities (Note 2):
     At identified cost. . . . . . .  $  152,796
                                      ===========
     At value. . . . . . . . . . . .  $  150,106
Cash . . . . . . . . . . . . . . . .          --
Dividends receivable . . . . . . . .          --
Interest receivable. . . . . . . . .       2,436
Receivable for securities sold . . .          --
Receivable from investment advisor
  (Note 3) . . . . . . . . . . . . .      12,808
                                      -----------

TOTAL ASSETS . . . . . . . . . . . .     165,350
                                      -----------


LIABILITIES:

Accrued Directors' fees (Note 3) . .       9,484
Audit fee payable. . . . . . . . . .       2,815
Custodian fee payable. . . . . . . .         200
Legal fee. . . . . . . . . . . . . .       2,715
Payable for securities purchased . .          --
Other payables and accrued expenses.       3,524
                                      -----------

TOTAL LIABILITIES. . . . . . . . . .      18,738
                                      -----------

NET ASSETS . . . . . . . . . . . . .  $  146,612
                                      ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . .  $      141
Additional paid-in-capital . . . . .     141,556
Undistributed net investment income.       7,605
Accumulated net realized gain (loss)
on investments . . . . . . . . . . .           -
Net unrealized appreciation
    (depreciation) on investments. .      (2,690)
                                      -----------

TOTAL NET ASSETS . . . . . . . . . .  $  146,612
                                      ===========

SHARES OUTSTANDING . . . . . . . . .      14,064
                                      ===========

NET ASSET VALUE PER SHARE. . . . . .  $    10.42
                                      ===========






The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS




                                           MANNING & NAPIER INSURANCE FUND, INC.
                                          ---------------------------------------
                                                         Moderate                    Maximum
                                                          Growth                     Growth       Horizon     Small Cap
                                                         Portfolio                  Portfolio    Portfolio    Portfolio
                                          ---------------------------------------  -----------  -----------  -----------

FOR THE YEAR ENDING DECEMBER 31, 1999

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . .  $                                7,157   $   12,684   $    1,638   $    2,136
Dividends. . . . . . . . . . . . . . . .                                   1,435        6,045        3,846        1,057
                                          ---------------------------------------  -----------  -----------  -----------

Total Investment Income. . . . . . . . .                                   8,592       18,729        5,484        3,193
                                          ---------------------------------------  -----------  -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . . .                                   1,783        5,125        1,974        1,410
Directors' fees (Note 3) . . . . . . . .                                   7,702        7,702        7,702        7,702
Audit fee. . . . . . . . . . . . . . . .                                   3,050        3,050        3,050        3,050
Legal fee. . . . . . . . . . . . . . . .                                   2,751        2,751        2,751        2,751
Custodian fee. . . . . . . . . . . . . .                                     700        1,800        1,000        1,100
Miscellaneous. . . . . . . . . . . . . .                                     417          623          417        1,071
                                          ---------------------------------------  -----------  -----------  -----------

Total Expenses . . . . . . . . . . . . .                                  16,403       21,051       16,894       17,084

Less Reduction of Expenses (Note 3). . .                                 (14,263)     (14,900)     (14,525)     (15,392)
                                          ---------------------------------------  -----------  -----------  -----------

Net Expenses . . . . . . . . . . . . . .                                   2,140        6,151        2,369        1,692
                                          ---------------------------------------  -----------  -----------  -----------

NET INVESTMENT INCOME. . . . . . . . . .                                   6,452       12,578        3,115        1,501
                                          ---------------------------------------  -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments.                                   2,747       17,950       32,683           28
Net change in unrealized appreciation
   (depreciation) on investments . . . .                                   1,975       29,127       22,426       10,468
                                          ---------------------------------------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS. . . . . .                                   4,722       47,077       55,109       10,496
                                          ---------------------------------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . .  $                               11,174   $   59,655   $   58,224   $   11,997
                                          =======================================  ===========  ===========  ===========










                                            Equity        Bond
                                           Portfolio    Portfolio
                                          -----------  -----------

FOR THE YEAR ENDING DECEMBER 31, 1999

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . .  $      381   $    8,867
Dividends. . . . . . . . . . . . . . . .       3,285           --
                                          -----------  -----------

Total Investment Income. . . . . . . . .       3,666        8,867
                                          -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . . .       2,070          741
Directors' fees (Note 3) . . . . . . . .       7,702        7,702
Audit fee. . . . . . . . . . . . . . . .       3,050        3,050
Legal fee. . . . . . . . . . . . . . . .       2,751        2,751
Custodian fee. . . . . . . . . . . . . .       1,000          148
Miscellaneous. . . . . . . . . . . . . .         416          417
                                          -----------  -----------

Total Expenses . . . . . . . . . . . . .      16,989       14,809

Less Reduction of Expenses (Note 3). . .     (14,506)     (13,549)
                                          -----------  -----------

Net Expenses . . . . . . . . . . . . . .       2,483        1,260
                                          -----------  -----------

NET INVESTMENT INCOME. . . . . . . . . .       1,183        7,607
                                          -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments.      30,489           --
Net change in unrealized appreciation
   (depreciation) on investments . . . .      42,489      (12,578)
                                          -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS. . . . . .      72,978      (12,578)
                                          -----------  -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . .  $   74,161   $   (4,971)
                                          ===========  ===========








The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                           MANNING & NAPIER INSURANCE FUND INC
                                          -------------------------------------

                                                     MODERATE GROWTH
                                                        PORTFOLIO                                  GROWTH PORTFOLIO
                                          -------------------------------------                    ----------------

                                                         FOR THE                      FOR THE          FOR THE     FOR THE
                                                          YEAR                          YEAR            YEAR         YEAR
                                                          ENDED                        ENDED            ENDED       ENDED
                                                        12/31/99                      12/31/98        12/31/99     12/31/98
                                          -------------------------------------  ------------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $                              6,452   $           4,809   $   12,578   $  14,453
Net realized gain (loss) on investments.                                 2,747               8,469       17,950       8,719
Net change in unrealized appreciation
  (depreciation) on investments. . . . .                                 1,975              (4,340)      29,127     (24,073)
                                          -------------------------------------  ------------------  -----------  ----------

Net increase (decrease)
 from operations . . . . . . . . . . . .                                11,174               8,938       59,655        (901)
                                          -------------------------------------  ------------------  -----------  ----------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income . . . . . . .                                (4,809)             (4,553)     (14,451)     (4,332)
From net realized gain on investments. .                                (9,435)             (8,400)     (17,687)    (19,198)
                                          -------------------------------------  ------------------  -----------  ----------
Total distributions to shareholders. . .                               (14,244)            (12,953)     (32,138)    (23,530)
                                          -------------------------------------  ------------------  -----------  ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 6) . . . . . .                               135,254              12,953     (117,226)    320,960
                                          -------------------------------------  ------------------  -----------  ----------

Net increase (decrease) in net assets. .                               132,184               8,938      (89,709)    296,529


NET ASSETS:

Beginning of Year. . . . . . . . . . . .                               153,324             144,386      614,757     318,228
                                          -------------------------------------  ------------------  -----------  ----------

END OF YEAR. . . . . . . . . . . . . . .  $                            285,508   $         153,324   $  525,048   $ 614,757
                                          =====================================  ==================  ===========  ==========
Including undistributed net investment
income of. . . . . . . . . . . . . . . .  $                              6,451   $           4,808   $   12,578   $  14,450








                                          MAXIMUM HORIZON
                                           PORTFOLIO
                                           FOR THE     FOR THE
                                             YEAR        YEAR
                                            ENDED       ENDED
                                           12/31/99    12/31/98
                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $   3,115   $   1,789
Net realized gain (loss) on investments.     32,683      24,566
Net change in unrealized appreciation
  (depreciation) on investments. . . . .     22,426     (19,874)
                                          ----------  ----------

Net increase (decrease)
 from operations . . . . . . . . . . . .     58,224       6,481
                                          ----------  ----------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income . . . . . . .     (3,525)     (2,062)
From net realized gain on investments. .    (24,534)    (26,832)
                                          ----------  ----------
Total distributions to shareholders. . .    (28,059)    (28,894)
                                          ----------  ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 6) . . . . . .     28,059      28,894
                                          ----------

Net increase (decrease) in net assets. .     58,224       6,481


NET ASSETS:

Beginning of Year. . . . . . . . . . . .    170,019     163,538
                                          ----------  ----------

END OF YEAR. . . . . . . . . . . . . . .  $ 228,243   $ 170,019
                                          ==========  ==========
Including undistributed net investment
income of. . . . . . . . . . . . . . . .  $   1,658   $   2,068




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  CHANGES  IN  NET  ASSETS




                                           MANNING & NAPIER INSURANCE FUND INC
                                          -------------------------------------

                                                   SMALL CAP PORTFOLIO                               EQUITY PORTFOLIO
                                          -------------------------------------                      ------------------

                                                         FOR THE                      FOR THE            FOR THE        FOR THE
                                                          YEAR                          YEAR               YEAR           YEAR
                                                          ENDED                        ENDED              ENDED          ENDED
                                                        12/31/99                      12/31/98           12/31/99       12/31/98
                                          -------------------------------------  ------------------  ----------------  ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $                              1,501   $             512   $         1,183   $   1,615
Net realized gain (loss) on investments.                                    28               1,595            30,489      38,529
Net change in unrealized appreciation
   (depreciation) on investments . . . .                                10,468             (19,708)           42,489     (33,939)
                                          -------------------------------------  ------------------  ----------------  ----------

Net increase (decrease)
   from operations . . . . . . . . . . .                                11,997             (17,601)           74,161       6,205
                                          -------------------------------------  ------------------  ----------------  ----------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .                                  (537)                 --            (3,732)       (628)
From net realized gains on
investments. . . . . . . . . . . . . . .                                (1,570)            (27,459)          (43,084)    (10,220)
                                          -------------------------------------  ------------------  ----------------  ----------
Total distributions to shareholders. . .                                (2,107)            (27,459)          (46,816)    (10,848)
                                          -------------------------------------  ------------------  ----------------  ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 6) . . . . . . . .                                 2,107              27,459            46,816      10,848
                                          -------------------------------------  ------------------  ----------------  ----------

Net increase (decrease) in net assets. .                                11,997             (17,601)           74,161       6,205
                                          -------------------------------------  ------------------  ----------------  ----------


NET ASSETS:

Beginning of Year. . . . . . . . . . . .                               139,197             156,798           171,694     165,489
                                          -------------------------------------  ------------------  ----------------  ----------

END OF YEAR. . . . . . . . . . . . . . .  $                            151,194   $         139,197   $       245,855   $ 171,694
                                          =====================================  ==================  ================  ==========
Including undistributed net investment
income of. . . . . . . . . . . . . . . .  $                              1,499   $             537   $          (934)  $   1,615









                                            BOND PORTFOLIO
                                           FOR THE     FOR THE
                                             YEAR        YEAR
                                            ENDED       ENDED
                                           12/31/99    12/31/98
                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . . .  $   7,607   $   7,372
Net realized gain (loss) on investments.         --          14
Net change in unrealized appreciation
   (depreciation) on investments . . . .    (12,578)      5,955
                                          ----------  ----------

Net increase (decrease)
   from operations . . . . . . . . . . .     (4,971)     13,341
                                          ----------  ----------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .     (7,373)     (6,858)
From net realized gains on
investments. . . . . . . . . . . . . . .        (15)         --
                                          ----------  ----------
Total distributions to shareholders. . .     (7,388)     (6,858)
                                          ----------  ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 6) . . . . . . . .      7,388       6,858
                                          ----------  ----------

Net increase (decrease) in net assets. .     (4,971)     13,341
                                          ----------  ----------


NET ASSETS:

Beginning of Year. . . . . . . . . . . .    151,583     138,242
                                          ----------  ----------

END OF YEAR. . . . . . . . . . . . . . .  $ 146,612   $ 151,583
                                          ==========  ==========
Including undistributed net investment
income of. . . . . . . . . . . . . . . .  $   7,605   $   7,371





The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS






                                           MANNING & NAPIER INSURANCE FUND, INC.
                                          ---------------------------------------

                                                 Moderate Growth Portfolio

                                                          FOR THE                       FOR THE           FOR THE       FOR THE
                                                           YEAR                           YEAR              YEAR         PERIOD
                                                           ENDED                         ENDED               ENDED     11/1/96 1 TO
                                                         12/31/99                       12/31/98          12/31/97      12/31/96
                                          ---------------------------------------  ------------------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                                10.95   $           11.33   $       10.11   $   10.00
                                          ---------------------------------------  ------------------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .                                   0.235               0.343           0.357       0.065
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                                   0.212               0.293           0.928       0.045
                                          ---------------------------------------  ------------------  --------------  ----------
Total from investment operations . . . .                                   0.447               0.636           1.285       0.110
                                          ---------------------------------------  ------------------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .                                  (0.343)             (0.357)         (0.065)         --
From net realized gain on investments. .                                  (0.674)             (0.659)             --          --
                                          ---------------------------------------  ------------------  --------------  ----------
Total distributions to shareholders. . .                                  (1.017)             (1.016)         (0.065)         --
                                          ---------------------------------------  ------------------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $                                10.38   $           10.95   $       11.33   $   10.11
                                          =======================================  ==================  ==============  ==========

Total return 2 . . . . . . . . . . . . .                                    4.06%               6.25%          12.73%       1.10%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                                    1.20%               1.20%           1.20%     1.20%3
    Net investment income *. . . . . . .                                    3.62%               3.25%           3.35%     4.08%3
Portfolio turnover . . . . . . . . . . .                                     109%                 69%             53%          0%

NET ASSETS - END OF PERIOD . . . . . . .  $                              285,508   $         153,324   $     144,386   $ 128,104
                                          =======================================  ==================  ==============  ==========










                                             GROWTH PORTFOLIO
                                           FOR THE     FOR THE       FOR THE       FOR THE
                                             YEAR        YEAR          YEAR         PERIOD
                                            ENDED       ENDED          ENDED     11/1/96 1 TO
                                           12/31/99    12/31/98      12/31/97      12/31/96
                                          ----------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $   11.90   $   12.17   $       10.25   $   10.00
                                          ----------  ----------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .      0.391       0.202           0.166       0.050
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .      1.100      0.0034           1.804       0.200
                                          ----------  ----------  --------------  ----------
Total from investment operations . . . .      1.491       0.205           1.970       0.250
                                          ----------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .     (0.369)     (0.087)         (0.050)         --
From net realized gain on investments. .     (0.452)     (0.388)             --          --
                                          ----------  ----------  --------------  ----------
Total distributions to shareholders. . .     (0.821)     (0.475)         (0.050)         --
                                          ----------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $   12.57   $   11.90   $       12.17   $   10.25
                                          ==========  ==========  ==============  ==========

Total return 2 . . . . . . . . . . . . .      12.74%       2.07%          19.23%       2.50%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .       1.20%       1.20%           1.20%     1.20%3
    Net investment income *. . . . . . .       2.45%       2.47%           2.42%     3.11%3
Portfolio turnover . . . . . . . . . . .         82%        138%             90%          3%

NET ASSETS - END OF PERIOD . . . . . . .  $ 525,048   $ 614,757   $     318,228   $ 129,874
                                          ==========  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $(0.284)  $(0.516)  $(1.024)  $ 0.044  $(0.073)  $0.030   $(0.505)  $ 0.029
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     9.20%     9.34%    14.16%   2.50%3     4.11%    3.30%    10.98%   2.50%3
   Net investment income (loss).   (4.38)%   (4.89)%   (9.61)%   2.78%3   (0.46)%    0.37%   (7.36)%   1.81%3





1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund

The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS








                                           MANNING & NAPIER INSURANCE FUND, INC.
                                          ---------------------------------------

                                                 MAXIMUM HORIZON PORTFOLIO

                                                          FOR THE                         FOR THE            FOR THE
                                                           YEAR                            YEAR                YEAR
                                                           ENDED                           ENDED               ENDED
                                                         12/31/99                        12/31/98            12/31/97
                                          ---------------------------------------  ---------------------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                                10.66   $              12.89   $       10.44
                                          ---------------------------------------  ---------------------  --------------

Income from investment operations:
Net investment income (loss)*. . . . . .                                   0.182                  0.127           0.093
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                                   3.336               (0.079)4           2.380
                                          ---------------------------------------  ---------------------  --------------
Total from investment operations . . . .                                   3.518                  0.048           2.473
                                          ---------------------------------------  ---------------------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .                                  (0.221)                (0.163)         (0.023)
From net realized gain on investments. .                                  (1.539)                (2.115)             --
                                          ---------------------------------------  ---------------------  --------------
Total distributions to shareholders. . .                                  (1.760)                (2.278)         (0.023)
                                          ---------------------------------------  ---------------------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $                                12.42   $              10.66   $       12.89
                                          =======================================  =====================  ==============

Total return 2 . . . . . . . . . . . . .                                   34.28%                  3.91%          23.69%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                                    1.20%                  1.20%           1.20%
    Net investment income (loss)*. . . .                                    1.58%                  1.08%           0.78%
Portfolio turnover . . . . . . . . . . .                                      89%                   100%            120%

NET ASSETS - END OF PERIOD . . . . . . .  $                              228,243   $            170,019   $     163,538
                                          =======================================  =====================  ==============










                                         MAXIMUM HORIZON
                                          PORTFOLIO         SMALL CAP PORTFOLIO
                                           FOR THE     FOR THE     FOR THE       FOR THE       FOR THE
                                            PERIOD       YEAR        YEAR          YEAR         PERIOD
                                         11/1/96 1 TO   ENDED       ENDED         ENDED    11/1/96 1 TO
                                           12/31/96    12/31/99    12/31/98      12/31/97      12/31/96
                                          ----------  ----------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $   10.00   $    8.37   $   12.13   $       10.72   $   10.00
                                          ----------  ----------  ----------  --------------  ----------

Income from investment operations:
Net investment income (loss)*. . . . . .      0.023       0.089       0.031          (0.027)      0.009
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .      0.417       0.627      (1.666)          1.446       0.711
                                          ----------  ----------  ----------  --------------  ----------
Total from investment operations . . . .      0.440       0.716      (1.635)          1.419       0.720
                                          ----------  ----------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .         --      (0.032)         --          (0.009)         --
From net realized gain on investments. .         --      (0.094)     (2.125)             --          --
                                          ----------  ----------  ----------  --------------  ----------
Total distributions to shareholders. . .         --      (0.126)     (2.125)         (0.009)         --
                                          ----------  ----------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $   10.44   $    8.96   $    8.37   $       12.13   $   10.72
                                          ==========  ==========  ==========  ==============  ==========

Total return 2 . . . . . . . . . . . . .       4.40%       8.60%    (11.18)%          13.23%       7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .     1.20%3        1.20%       1.20%           1.20%     1.20%3
    Net investment income (loss)*. . . .     1.43%3        1.06%       0.33%         (0.23%)     0.55%3
Portfolio turnover . . . . . . . . . . .          4%         75%        155%             72%          9%

NET ASSETS - END OF PERIOD . . . . . . .  $ 132,216   $ 151,195   $ 139,197   $     156,798   $ 138,374
                                          ==========  ==========  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $(0.666)  $(0.723)  $ (1.285)  $ 0.002  $(0.828)  $(0.705)  $ (1.357)  $  (0.012)
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     8.56%     8.43%     12.76%   2.50%3    12.12%     9.04%     12.53%     2.50%3
   Net investment income (loss).   (5.78)%   (6.15)%   (10.78)%   0.13%3   (9.86)%   (7.51)%   (11.56%)   (0.75%)3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS





                                           MANNING & NAPIER INSURANCE FUND, INC.
                                          ---------------------------------------

                                                     EQUITY PORTFOLIO

                                                          FOR THE                      FOR THE          FOR THE       FOR THE
                                                           YEAR                          YEAR             YEAR         PERIOD
                                                           ENDED                        ENDED             ENDED     11/1/96 1 TO
                                                         12/31/99                      12/31/98         12/31/97      12/31/96
                                          ---------------------------------------  ----------------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                                12.19   $         12.78   $       10.56   $   10.00
                                          ---------------------------------------  ----------------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .                                   0.098             0.115           0.048       0.047
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                                   4.877             0.133           2.219       0.513
                                          ---------------------------------------  ----------------  --------------  ----------
Total from investment operations . . . .                                   4.975             0.248           2.267       0.560
                                          ---------------------------------------  ----------------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .                                  (0.265)           (0.049)         (0.047)         --
From net realized gain on investments. .                                  (3.060)           (0.789)             --          --
                                          ---------------------------------------  ----------------  --------------  ----------
Total distribution to shareholders . . .                                  (3.325)           (0.838)         (0.047)         --
                                          ---------------------------------------  ----------------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $                                13.84   $         12.19   $       12.78   $   10.56
                                          =======================================  ================  ==============  ==========

Total return2. . . . . . . . . . . . . .                                   43.26%             3.69%          21.46%       5.60%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                                    1.20%             1.20%           1.20%     1.20%3
    Net investment income *. . . . . . .                                    0.57%             0.98%           0.41%     2.84%3
Portfolio turnover . . . . . . . . . . .                                      96%               68%             50%         29%

NET ASSETS - END OF PERIOD . . . . . . .  $                              245,855   $       171,694   $     165,489   $ 136,267
                                          =======================================  ================  ==============  ==========








                                             BOND PORTFOLIO
                                           FOR THE     FOR THE       FOR THE       FOR THE
                                             YEAR        YEAR          YEAR         PERIOD
                                            ENDED       ENDED         ENDED    11/1/96 1 TO
                                           12/31/99    12/31/98      12/31/97      12/31/96
                                          ----------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $   11.35   $   10.85   $        9.94   $   10.00
                                          ----------  ----------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .      0.541       0.552           0.538       0.062
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .     (0.918)      0.486           0.434      (0.122)
                                          ----------  ----------  --------------  ----------
Total from investment operations . . . .     (0.377)      1.038           0.972      (0.060)
                                          ----------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .     (0.552)     (0.538)         (0.062)         --
From net realized gain on investments. .     (0.001)         --              --          --
                                          ----------  ----------  --------------  ----------
Total distribution to shareholders . . .     (0.553)     (0.538)         (0.062)         --
                                          ----------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $   10.42   $   11.35   $       10.85   $    9.94
                                          ==========  ==========  ==============  ==========

Total return2. . . . . . . . . . . . . .     (3.34)%       9.65%           9.81%     (0.60)%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .       0.85%       0.85%           0.85%     0.85%3
    Net investment income *. . . . . . .       5.13%       5.09%           5.29%     3.92%3
Portfolio turnover . . . . . . . . . . .         10%         11%              0%          0%

NET ASSETS - END OF PERIOD . . . . . . .  $ 146,612   $ 151,583   $     138,242   $ 125,875
                                          ==========  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $(1.107)  $ (0.737)  $ (1.268)  $  0.025  $(0.423)  $(0.333)  $(0.827)  $ 0.036
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     8.21%     8.46 %     12.44%    2.50%3     9.99%     9.01%    14.27%   2.50%3
                                   1.54%3
   Net investment income (loss).   (6.44)%   (6.28 )%   (10.83)%   (4.01)%   (3.07)%   (8.13)%   2.27%3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

NOTES  TO  FINANCIAL  STATEMENTS

1.     ORGANIZATION
Manning  &  Napier  Moderate  Growth  Portfolio  ("Moderate Growth  Portfolio"),
Manning & Napier Growth Portfolio ("Growth Portfolio"), Manning & Napier Maximum Horizon Portfolio ("Maximum Horizon Portfolio"), Manning & Napier Small Cap Portfolio ("Small Cap Portfolio"), Manning & Napier Equity Portfolio ("Equity Portfolio"), and Manning & Napier Bond Portfolio ("Bond Portfolio") are no-load diversified portfolios (collectively the "Portfolios") of Manning & Napier Insurance Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Liberty Life Insurance Company of Boston.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of December 31, 1999, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximated market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios.

NOTES  TO  FINANCIAL  STATEMENTS

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Portfolios may periodically make reclassifications among their capital accounts without impacting the Portfolios' net asset value.

For the year ended December 31, 1999, the Fund distributed long-term capital gains as follows: Moderate Growth Portfolio - $5,710, Growth Portfolio - $3,814, Maximum Horizon Portfolio - $9,084, Small Cap Portfolio - $1,570, Equity Portfolio - $34,788, and Bond Portfolio - $15.

     FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

     FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
The Portfolios may purchase or sell forward foreign currency contracts in order to hedge portfolio positions or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At December 31, 1999, the Portfolios had no open foreign currency exchange contracts.

     OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 1.00% for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio and 0.50% for the Bond Portfolio. For the year ended December 31, 1999, the fees amounted to: $1,783 for the Moderate Growth Portfolio; $5,125 for the Growth Portfolio; $1,974 for the Maximum Horizon Portfolio; $1,410 for the Small Cap Portfolio; $2,070 for the Equity Portfolio; and $741 for the Bond Portfolio.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Portfolios in order to maintain total expenses for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, and the Equity Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year.
Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $12,480 for the Moderate Growth Portfolio, $9,775 for the Growth Portfolio, $12,551 for the Maximum Horizon Portfolio, $13,982 for the Small Cap Portfolio, $12,436 for the Equity Portfolio, and $12,808 for the Bond Portfolio for the year ended December 31, 1999.

NOTES  TO  FINANCIAL  STATEMENTS

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

4.     BENEFICIAL  OWNERSHIP

     At December 31, 1999, the Advisor was a significant shareholder in each of the Portfolios, and Liberty Life Insurance Company of Boston was a significant shareholder in the Growth Portfolio.

5.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1999 were as follows:



                             PURCHASES                  SALES
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       98,024  $   205,723  $       44,207  $   142,780
Growth Portfolio. . . . .         255,590      141,617         326,917      215,747
Maximum Horizon Portfolio         149,113       15,119         166,820       11,995
Small Cap Portfolio . . .          75,288           --          78,759           --
Equity Portfolio. . . . .         196,974           --         200,913           --
Bond Portfolio. . . . . .              --       27,654              --       15,000





6.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  Portfolios  were  as  follows:




                            FOR THE YEAR                        FOR THE YEAR
                           ENDED 12/31/99                       ENDED 12/31/98
PORTFOLIOS                     SHARES            AMOUNT        SHARES     AMOUNT
-------------------------  ---------------  ----------------  --------  ----------
Moderate Growth Portfolio
So  Sold. . . . . . . . .          12,125   $       121,010        --          --
      Reinvested. . . . .           1,370            14,244     1,266   $  12,953
                           ---------------  ----------------  --------  ----------
Total . . . . . . . . . .          13,495   $       135,254     1,266   $  12,953
                           ===============  ================  ========  ==========

Growth Portfolio
      Sold. . . . . . . .           4,207   $        51,164    39,407   $ 498,864
      Reinvested. . . . .           2,633            32,138     2,171      23,530
      Repurchased . . . .         (16,753)         (200,528)  (16,050)   (201,434)
                           ---------------  ----------------  --------  ----------
      Total . . . . . . .          (9,913)  $      (117,226)   25,528   $ 320,960
                           ===============  ================  ========  ==========

Maximum Horizon Portfolio
      Reinvested. . . . .           2,431   $        28,059     3,253   $  28,894

Small Cap Portfolio
      Reinvested. . . . .             241   $         2,107     3,711   $  27,459

Equity Portfolio
      Reinvested. . . . .           3,686   $        46,816     1,128   $  10,848

Bond Portfolio
      Reinvested. . . . .             707   $         7,388       614   $   6,858


NOTES  TO  FINANCIAL  STATEMENTS

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.

8     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on December 31, 1999.
 .

9.     SUBSEQUENT  EVENT
On February 2, 2000, the Fund's Board of Directors voted to allow the Advisor to cease the offering of the Small Cap Portfolio, Equity Portfolio, and the Bond Portfolio.

REPORT  OF  INDEPENDENT  ACCOUNTANTS

To the Shareholders and the Board of Directors of Manning & Napier Insurance Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the six portfolios (identified in Note 1) of the Manning & Napier Insurance Fund, Inc., at December 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers  LLP

Boston,  Massachusetts
February  18,  2000